UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

USA Mutuals Barrier Fund
Portfolio of Investments
June 30, 2014 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 24.1%
The Boeing Co.(c)	80,300	$10,216,569
CACI International Inc. - Class A(a)	10,500	737,205
General Dynamics Corp.(c)	75,000	8,741,250
Honeywell International Inc.(c)	82,600	7,677,670
Lockheed Martin Corp.(c)	67,500	10,849,275
Northrop Grumman Corp.(c)	69,000	8,254,470
Raytheon Co.(c)	157,400	14,520,150
Rockwell Collins, Inc.	15,000	1,172,100
Rolls-Royce Holdings PLC(a)(b)	92,602	1,694,132
Smith & Wesson Holding Corp.(a)(c)	188,200	2,736,428
Sturm, Ruger & Co., Inc.	39,800	2,348,598
United Technologies Corp.(c)	65,300	7,538,885
		76,486,732
Alcoholic Beverages - 21.5%
AMBEV S.A. - ADR(b)	900,000	6,336,000
Anheuser-Busch InBev SA/NV(b)	35,000	4,020,950
Anheuser-Busch InBev SA/NV - ADR(b)	20,000	2,298,800
The Boston Beer Co., Inc.(a)	13,000	2,905,760
Brown-Forman Corp. - Class B	115,900	10,914,303
Carlsberg A/S(b)	33,000	3,554,643
Constellation Brands, Inc. - Class A(a)(c)	95,000	8,372,350
Diageo PLC - ADR(b)(c)	85,000	10,817,950
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	25,000
Heineken N.V.(b)	60,000	4,307,545
Molson Coors Brewing Co. - Class B(c)	80,000	5,932,800
Pernod Ricard S.A.(b)	15,000	1,801,315
SABMiller PLC(b)	115,000	6,667,922
		67,955,338
Casinos, Gambling & Lotteries - 24.4%
Boyd Gaming Corp.(a)(c)	150,000	1,819,500
Caesars Acquisition Co.(a)(c)	78,200	967,334
Caesars Entertainment Corp.(a)	155,000	2,802,400
Churchill Downs Inc.	23,000	2,072,530
Galaxy Entertainment Group Ltd.(b)	1,300,000	10,399,463
Gaming and Leisure Properties, Inc.	75,967	2,580,599
International Game Technology(c)	201,700	3,209,047
Ladbrokes PLC(b)	617,351	1,482,310
Las Vegas Sands Corp.(c)	150,920	11,503,122
MGM China Holdings Ltd.(b)	600,000	2,082,473
MGM Resorts International(a)(c)	519,200	13,706,880
Penn National Gaming, Inc.(a)	58,000	704,120
Sands China Ltd.(b)	724,800	5,475,465
SJM Holdings Ltd.(b)	750,000	1,879,258
William Hill PLC(b)	309,637	1,738,105
Wynn Macau, Ltd.(b)	874,600	3,430,512
Wynn Resorts, Ltd.(c)	55,000	11,415,800
		77,268,918
Tobacco Manufacturing - 26.8%
Altria Group, Inc.(c)	442,800	18,571,032
British American Tobacco PLC - ADR(b)	35,000	4,167,800

Imperial Tobacco Group PLC(b)	124,061	5,583,934
Lorillard, Inc.(c)	353,900	21,577,283
Philip Morris International Inc.(c)	230,000	19,391,300
Reynolds American Inc.(c)	260,000	15,691,000
		84,982,349

Total Common Stocks (Cost $226,105,266)		306,693,337

PREFERRED STOCKS - 3.1%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC(a)(b)	12,408,668	21,236
Alcoholic Beverages - 3.1%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)	5,000	5,000,000
		9,975,000

Total Preferred Stocks (Cost $9,995,822)		9,996,236

SHORT-TERM INVESTMENT - 0.9%
Investment Company - 0.9%
Fidelity Institutional Money Market Portfolio, 0.05%(d)	2,838,560	2,838,560
Total Short-Term Investment (Cost $2,838,560)		2,838,560

Total Investments (Cost $238,939,648) - 100.8%		319,528,133
Liabilities in Excess of Other Assets - (0.8)%		(2,556,922)
TOTAL NET ASSETS - 100.0%		$316,971,211

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2014 the fair value of collateral is $107,465,386.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2014.
(e)	Illiquid restricted security fair valued by Valuation Committee as delegated by the USA Mutuals
Board of Trustees.
(f)	Private Placement.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

USA Mutuals Barrier Fund
Schedule of Options Written
June 30, 2014 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 0.8%
Altria Group, Inc.:
Expiration: September, 2014, Exercise Price: $40.00	177	$46,374
Expiration: September, 2014, Exercise Price: $42.00	2,055	234,270
Expiration: September, 2014, Exercise Price: $43.00	1,571	97,402
The Boeing Co.:
Expiration: August, 2014, Exercise Price: $135.00	100	7,700
Expiration: August, 2014, Exercise Price: $140.00	350	10,500
Boyd Gaming Corp.:
Expiration: September, 2014, Exercise Price: $13.00	1,500	82,500
Caesars Acquisition Co.:
Expiration: August, 2014, Exercise Price: $18.00	250	30,000
Expiration: September, 2014, Exercise Price: $19.00	1,000	112,500
Constellation Brands, Inc. - Class A:
Expiration: July, 2014, Exercise Price: $82.50	250	157,500
Expiration: July, 2014, Exercise Price: $85.00	200	84,000
Diageo PLC - ADR:
Expiration: July, 2014, Exercise Price: $130.00	50	4,000
General Dynamics Corp.:
Expiration: August, 2014, Exercise Price: $115.00	400	135,200
Expiration: August, 2014, Exercise Price: $120.00	100	12,900
Honeywell International Inc.:
Expiration: August, 2014, Exercise Price: $95.00	100	11,200
International Game Technology:
Expiration: July, 2014, Exercise Price: $16.00	300	21,300
Expiration: July, 2014, Exercise Price: $17.00	500	21,000
Las Vegas Sands Corp.:
Expiration: July, 2014, Exercise Price: $77.50	150	15,150
Expiration: August, 2014, Exercise Price: $78.00	150	31,800
Expiration: August, 2014, Exercise Price: $80.00	150	22,050
Expiration: August, 2014, Exercise Price: $82.50	50	4,250
Expiration: August, 2014, Exercise Price: $85.00	100	5,600
Lockheed Martin Corp.:
Expiration: September, 2014, Exercise Price: $170.00	425	65,875
Lorillard, Inc.:
Expiration: July, 2014, Exercise Price: $60.00	200	43,000
Expiration: July, 2014, Exercise Price: $62.50	750	81,750
Expiration: September, 2014, Exercise Price: $67.50	500	62,500
Expiration: September, 2014, Exercise Price: $70.00	650	50,700
MGM Resorts International:
Expiration: August, 2014, Exercise Price: $25.00	650	129,350
Expiration: August, 2014, Exercise Price: $26.00	973	142,058
Expiration: August, 2014, Exercise Price: $27.00	1,150	103,500
Expiration: September, 2014, Exercise Price: $27.00	750	90,750
Expiration: September, 2014, Exercise Price: $28.00	115	9,430
Expiration: September, 2014, Exercise Price: $29.00	663	37,128
Molson Coors Brewing Co. - Class B:
Expiration: July, 2014, Exercise Price: $65.00	250	236,250
Northrop Grumman Corp.:
Expiration: August, 2014, Exercise Price: $120.00	349	115,170
Expiration: August, 2014, Exercise Price: $125.00	291	34,629
Philip Morris International Inc.:

Expiration: September, 2014, Exercise Price: $90.00	250	10,500
Expiration: September, 2014, Exercise Price: $92.50	750	15,000
Raytheon Co.:
Expiration: August, 2014, Exercise Price: $97.50	145	9,425
Expiration: August, 2014, Exercise Price: $100.00	350	11,550
Reynolds American Inc.:
Expiration: August, 2014, Exercise Price: $60.00	400	89,200
Smith & Wesson Holding Corp.:
Expiration: September, 2014, Exercise Price: $15.00	900	72,000
Expiration: September, 2014, Exercise Price: $16.00	982	44,190
United Technologies Corp.:
Expiration: August, 2014, Exercise Price: $120.00	100	6,300
Wynn Resorts, Ltd.:
Expiration: July, 2014, Exercise Price: $220.00	11	1,210
Expiration: August, 2014, Exercise Price: $220.00	150	60,000
Expiration: September, 2014, Exercise Price: $240.00	100	20,000
Total Written Call Options (Premiums received $2,681,033)		$2,688,661

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$238,939,648
Premiums on options written	2,681,033
Gross unrealized appreciation	87,845,637
Gross unrealized depreciation	(7,264,780)
Net unrealized appreciation	$80,580,857

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Generation Wave Growth Fund
Portfolio of Investments
June 30, 2014 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 60.8%
Accommodation & Food Services - 7.3%
Las Vegas Sands Corp.(c)	6,000	$457,320
MGM Resorts International(a)(c)	20,000	528,000
		985,320
Arts, Entertainment & Recreation - 3.6%
Boyd Gaming Corp.(a)(c)	20,000	242,600
International Game Technology(c)	15,000	238,650
		481,250
Consumer Discretionary - 0.9%
Caesars Acquisition Co.(a)	10,000	123,700
		123,700
Manufacturing - 33.0%
Aerospace Product & Parts Manufacturing - 5.7%
The Boeing Co.	6,000	763,380
Grain and Oilseed Milling - 3.3%
Archer-Daniels-Midland Co.(c)	10,000	441,100
Other Food Manufacturing - 3.3%
ConAgra Foods, Inc.(c)	15,000	445,200
Petroleum and Coal Products Manufacturing - 4.8%
Chevron Corp.(c)	5,000	652,750
Pharmaceutical and Medicine Manufacturing - 8.0%
Bristol-Myers Squibb Co.(c)	10,000	485,100
Pfizer Inc.(c)	20,000	593,600
		1,078,700
Tobacco Manufacturing - 7.9%
Altria Group, Inc.(c)	5,000	209,700
Lorillard, Inc.(c)	14,000	853,580
		1,063,280
		4,444,410
Mining, Quarrying and Oil & Gas Extraction - 6.0%
Metal Ore Mining - 4.7%
Barrick Gold Corp.(b)(c)	5,000	91,500
Freeport-McMoRan Copper & Gold Inc.	15,000	547,500
		639,000
Oil & Gas Extraction - 1.3%
EXCO Resources, Inc.(c)	30,000	176,700
		815,700
Professional, Scientific, and Technical Services - 1.8%
McDermott International, Inc.(a)(b)(c)	30,000	242,700
		242,700
Retail Trade - 2.8%
Wal-Mart Stores, Inc.(c)	5,000	375,350
		375,350

Utilities - 5.4%
Exelon Corp.(c)	20,000	729,600
		729,600

Total Common Stocks (Cost $7,524,110)		8,198,030

EXCHANGE TRADED FUNDS - 14.3%
ETFS Gold Trust(a)	6,000	782,640
PIMCO Total Return Exchange-Traded Fund	4,000	436,000
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	294,000
ProShares Short 20+ Year Treasury(a)	8,000	230,400
ProShares UltraShort 20+ Year Treasury(a)	3,000	182,160
Total Exchange Traded Funds (Cost $1,955,631)		1,925,200

EXCHANGE TRADED NOTES - 11.0%
ELEMENTS Linked to Rogers International Commodity Index(a)(b)	45,000	370,350
iPath Dow Jones-UBS Commodity Index Total Return ETN(a)(b)	9,000	354,960
iPath S&P GSCI Crude Oil Total Return Index ETN(a)(b)	29,405	752,180
Total Exchange Traded Notes (Cost $1,369,763)		1,477,490

LIMITED PARTNERSHIP - 8.2%
United States Natural Gas Fund, LP(a)(c)	45,000	1,107,000
Total Limited Partnership (Cost $997,012)		1,107,000

PURCHASED PUT OPTIONS - 0.1%
SPDR S&P 500 ETF Trust	60	5,460
SPDR S&P 500 ETF Trust	200	8,400
SPDR S&P 500 ETF Trust	150	3,600
Total Purchased Put Options (Cost $102,990)		17,460

SECTOR FUND - 1.0%
Market Vectors Gold Miners ETF(c)	5,000	132,250
Total Sector Fund (Cost $129,241)		132,250

SHORT-TERM INVESTMENTS - 6.5%
Investment Companies(d) - 5.2%
Fidelity Institutional Money Market Portfolio, 0.05%	670,000	670,000
STIT - Liquid Assets Portfolio, 0.06%	34,709	34,709
Total Investment Companies (Cost $704,709)		704,709
U.S. Treasury Bill - 1.3%	Principal
0.024, 09/25/2014	$175,000	174,990
Total U.S. Treasury Bill (Cost $174,992)		174,990
Total Short-Term Investments (Cost $879,701)		879,699

Total Investments (Cost $12,958,448) - 101.9%		13,737,129
Liabilities in Excess of Other Assets - (1.9)%		(260,982)
TOTAL NET ASSETS - 100.0%		$13,476,147

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2014 the fair value of collateral is $8,081,884.
(d)	These securities have fluctuating yields. The yields listed are the 7-day yields as of June 30, 2014.

USA Mutuals Generation Wave Growth Fund
Schedule of Options Written
June 30, 2014 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 1.8%
Altria Group, Inc.:
Expiration: September, 2014, Exercise Price: $42.00	50	$5,700
Archer-Daniels-Midland Co.:
Expiration: September, 2014, Exercise Price: $45.00	100	10,600
Barrick Gold Corp.:
Expiration: August, 2014, Exercise Price: $18.00	50	5,050
Boyd Gaming Corp.:
Expiration: August, 2014, Exercise Price: $12.00	100	8,000
Expiration: September, 2014, Exercise Price: $12.00	50	4,750
Bristol-Myers Squibb Co.:
Expiration: August, 2014, Exercise Price: $49.00	100	9,000
Chevron Corp.:
Expiration: August, 2014, Exercise Price: $130.00	50	14,250
ConAgra Foods, Inc.:
Expiration: September, 2014, Exercise Price: $31.00	150	4,500
EXCO Resources, Inc.:
Expiration: September, 2014, Exercise Price: $6.00	300	12,000
Exelon Corp.:
Expiration: July, 2014, Exercise Price: $34.00	200	52,800
Freeport-McMoRan Copper & Gold Inc.:
Expiration: July, 2014, Exercise Price: $36.00	150	12,900
International Game Technology:
Expiration: July, 2014, Exercise Price: $15.00	24	2,928
Las Vegas Sands Corp.:
Expiration: August, 2014, Exercise Price: $80.00	60	8,820
Lorillard, Inc.:
Expiration: July, 2014, Exercise Price: $62.50	140	15,260
Market Vectors Gold Miners ETF:
Expiration: August, 2014, Exercise Price: $26.50	50	5,000
McDermot International, Inc.:
Expiration: August, 2014, Exercise Price: $9.00	300	4,800
MGM Resorts International:
Expiration: September, 2014, Exercise Price: $26.00	200	33,800
Pfizer Inc.:
Expiration: August, 2014, Exercise Price: $30.00	200	7,800
United States Natural Gas Fund, LP:
Expiration: August, 2014, Exercise Price: $25.00	150	12,000
Expiration: July, 2014, Exercise Price: $26.00	150	2,550
Wal-Mart Stores, Inc.:
Expiration: August, 2014, Exercise Price: $75.00	50	6,000
Total Written Call Options (Premiums received $207,213)		$238,508

WRITTEN PUT OPTIONS - 0.0%
McDermot International, Inc.:
Expiration: August, 2014, Exercise Price: $8.00	200	8,000
Total Written Put Options (Premiums received $7,800)		8,000
Total Written Options (Premiums received $215,013)		$246,508

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$12,958,448
Premiums on options written	215,013
Gross unrealized appreciation	1,078,576
Gross unrealized depreciation	(331,390)
Net unrealized appreciation	$747,186

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
USA Mutuals Barrier Fund
Common Stocks
Aerospace & Defense	$76,486,732	$-	$-	$76,486,732
Alcoholic Beverages	67,930,338	-	25,000	67,955,338
Casinos, Gambling & Lotteries	77,268,918	-	-	77,268,918
Tobacco Manufacturing	84,982,349	-	-	84,982,349
Preferred Stocks	-	-	9,996,236	9,996,236
Short-Term investment	2,838,560	-	-	2,838,560
Total*	$309,506,897	$-	$10,021,236	$319,528,133

Written Options	$(2,257,411)	$(431,250)	$-	$(2,688,661)

USA Mutuals Generation Wave Growth Fund
Common Stocks	$8,198,030	$-	$-	$8,198,030
Exchange Traded Funds	1,925,200	-	-	1,925,200
Exchange Traded Notes	1,477,490	-	-	1,477,490
Limited Partnership	1,107,000	-	-	1,107,000
Purchased Put Options	17,460	-	-	17,460
Sector Fund	132,250	-	-	132,250
Short-Term investments		-	-	-
Investment Companies	704,709	-	-	704,709
U.S. Treasury Bill	-	174,990	-	174,990
Total*	$13,562,139	$174,990	$-	$13,737,129

Written Options	$(225,758)	$(20,750)	$-	$(246,508)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of
June 30, 2014:

Investments	Fair Value as of June 30, 2014	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales
Rolls-Royce Holdings PLC	$21,236	Observable Inputs; Fair Value	Company website
Zodiac Spirits, LLC - Class A	$5,000,000	Discounted Cash Flow	Deliverables

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2014
Fair Value as of 3/31/2014	$-
Total unrealized gain (losses) included in earnings	414
Purchases*	10,020,822
Fair Value as of 6/30/2014	$10,021,236

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$414

*Multiple securities were purchased during the period that were classified as Level 3 securities by the Fund's management.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

Summary of Derivative Exposure at June 30, 2014

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of June 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to MNA

Liabilities:				Gross Amounts not offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral (Pledged) /Received	Net Amount

USA Mututals Barrier Fund
Written Options	$2,688,661	$-	$2,688,661	$-	$(2,688,661)	$-

USA Mutuals Generation Wave Growth Fund
Written Options	$246,508	$-	$246,508	$-	$(246,508)	$-

The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the period ended June 30, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	19,299	$3,901,496
Options written	33,632	4,040,927
Options exercised	(13,353)	(1,400,476)
Options expired	(15,937)	(3,146,907)
Options covered	(2,284)	(714,007)
Options outstanding, end of period	21,357	$2,681,033

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the period ended June 30, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	2,240	$239,151
Options written	4,609	410,204
Options exercised	(1,505)	(168,856)
Options expired	(1,405)	(140,774)
Options covered	(1,115)	(124,712)
Options outstanding, end of period	2,824	$215,013

The number of option contracts purchased and the premiums paid by the USA Mutuals Barrier Fund during the period ended June 30, 2014 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding, beginning of period	-	$-
Options purchased	100	15,700
Options sold	(100)	(15,700)
Options exercised	-	-
Options outstanding, end of period	-	$-

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the period ended June 30, 2014 were as follows:

	Number of	Premiums
	Contracts	Paid
Options oustanding, beginning of period	-	$-
Options purchased	2,560	374,540
Options sold	(1,600)	(239,700)
Options expired	(550)	(31,850)
Options outstanding, end of period	410	$102,990

The following is a summary of the fair value of derivative instruments as of June 30, 2014:

Derivative Investment Type	Value
Liability Derivatives
USA Mutuals Barrier Fund
Written Options -	$(2,688,661)
equity contracts

Liability Derivatives
USA Mutuals Generation Wave Growth Fund
Written Options -	$(246,508)
equity contracts

Asset Derivative
Purchased Options -	$17,460
equity contracts

The following is a summary of the effect of derivative investments for the period ended June 30, 2014:

Realized Gain (Loss)
Derivative Investment Type	on Options
USA Mutuals Barrier Fund
Written Options -	$3,479,148
equity contracts

Purchased Options –	$(8,200)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$168,111
equity contracts

Purchased Options –	$(29,806)
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
USA Mutuals Barrier Fund
Written Options -	$(366,776)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$26,611
equity contracts

Purchased Options -	$(85,530)
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA MUTUALS

By (Signature and Title)   /s/ Jerry Szilagyi
                                                                   Jerry Szilagyi, President

Date     August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry Szilagyi
                                                                  Jerry Szilagyi, President

Date     August 28, 2014

By (Signature and Title)   /s/ Gerald Sullivan
                                                                   Gerald Sullivan, Treasurer

Date     August 28, 2014